Trade Receivables and Allowance for Doubtful Accounts (Tables)	6 Months Ended
Jun. 30, 2023
Trade Receivables and Allowance for Doubtful Accounts [Abstract]
Schedule of Accounts Receivable

Trade receivables, net as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor) comprise the following balances:

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Trade Receivables, gross	$—	$352
Allowance for Doubtful Accounts	—	—
Trade Receivables, net	$—	$352